Share based payments - Weighted-average assumptions (Details)	12 Months Ended
Dec. 31, 2017 USD ($) Y
Share based payments
Share price	$ 0.34
Exercise price	$ 0.34
Expected volatility	70.86%
Term | Y	10
Risk free rate	2.11%